Property, plant and equipment - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) facility
Property, plant and equipment
Property, plant and equipment	$ 5,687,357,000	$ 3,903,818,000	$ 6,523,403,000
Impairment loss of equipment	7,529,000	0
Assets pledged as security	631,400,000	323,900,000	362,300,000
Assets held under finance leases	7,000,000	0	5,500,000
Subsidiary for the new technology research and development in Shanghai
Property, plant and equipment
Property, plant and equipment			101,800,000
Other SMIC subsidiaries
Property, plant and equipment
Property, plant and equipment			66,600,000
Construction in progress (CIP)
Property, plant and equipment
Property, plant and equipment	$ 1,310,202,000	$ 1,179,937,000	1,834,022,000
300mm fab | Beijing fabrication facilities
Property, plant and equipment
Property, plant and equipment			$ 753,000,000
Number of facilities | facility			2
300mm fab | Shanghai fabrication facilities
Property, plant and equipment
Property, plant and equipment			$ 186,100,000
300mm fab | Shenzhen fabrication facility
Property, plant and equipment
Property, plant and equipment			601,400,000
200mm fab | Tianjin fabrication facility
Property, plant and equipment
Property, plant and equipment			$ 125,100,000